Accounts Receivable Net (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Sep. 30, 2012
Accounts Receivable, Net, Current [Abstract]
Accounts receivable	$ 5,291	$ 6,173
Less: allowance for doubtful accounts	(1,773)	(2,092)
Accounts receivable, net	$ 3,518	$ 4,081